Taxes (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 JPY (¥)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)	Mar. 31, 2021 HKD ($)	Mar. 31, 2030 USD ($)	Mar. 31, 2029 USD ($)	Mar. 31, 2023 JPY (¥)	Oct. 01, 2019
Taxes (Details) [Line Items]
Statutory income tax rate	30.60%	30.60%	30.60%	34.00%	34.00%
Profit taxes rate	50.00%	50.00%	50.00%
Income taxes description	The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of MYR2,500,000 (approximately $566,000) or less) is 17% for the first MYR600,000 (approximately $136,000) taxable income, with the remaining balance being taxed at the 24% rate.	The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of MYR2,500,000 (approximately $566,000) or less) is 17% for the first MYR600,000 (approximately $136,000) taxable income, with the remaining balance being taxed at the 24% rate.	The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of MYR2,500,000 (approximately $566,000) or less) is 17% for the first MYR600,000 (approximately $136,000) taxable income, with the remaining balance being taxed at the 24% rate.
Outstanding shares percentage	50.00%							50.00%
Share capital exceeds (in Yen) | ¥								¥ 100
Taxable income percentage	40.00%	40.00%	40.00%
Subject to rate description	The portion of its URE not more than ¥30 million is subject to a rate of 10%, the portion between ¥30 million and ¥100 million is subject to a rate of 15%, and the portion over ¥100 million is subject to a rate of 20%.	The portion of its URE not more than ¥30 million is subject to a rate of 10%, the portion between ¥30 million and ¥100 million is subject to a rate of 15%, and the portion over ¥100 million is subject to a rate of 20%.	The portion of its URE not more than ¥30 million is subject to a rate of 10%, the portion between ¥30 million and ¥100 million is subject to a rate of 15%, and the portion over ¥100 million is subject to a rate of 20%.
Applicable consumption tax rate									8.00%
Consumption tax amount	$ 28,300,000							3,800
Tax consultant amount	6,100,000	¥ 800
Consumption tax payable	16,600,000							2,200
Consumption tax amount	12,900,000							1,700
Additional consumption tax amount	$ 4,900,000							¥ 700
Maximum [Member]
Taxes (Details) [Line Items]
Applicable consumption tax rate									10.00%
Minimum [Member]
Taxes (Details) [Line Items]
Applicable consumption tax rate									8.00%
HONG KONG
Taxes (Details) [Line Items]
Profit taxes rate	16.50%	16.50%	16.50%	16.50%	16.50%
Effective income tax value (in Dollars)			$ 2,000,000	$ 2,000,000	$ 2,000,000
Operating loss carryforward (in Dollars)	$ 3,025,621
PRC [Member]
Taxes (Details) [Line Items]
Foreign income tax rate	25.00%	25.00%	25.00%
Malaysia [Member]
Taxes (Details) [Line Items]
Foreign income tax rate	24.00%	24.00%	24.00%
JAPAN
Taxes (Details) [Line Items]
Operating loss carryforward (in Dollars)	$ 8,780,785
Forecast [Member]
Taxes (Details) [Line Items]
Operating loss carryforward (in Dollars)						$ 201,252	$ 8,579,533
TLS [Member] | HONG KONG
Taxes (Details) [Line Items]
Profit taxes rate	8.25%	8.25%	8.25%
Effective income tax value (in Dollars)			$ 2,000,000